Business segment information	12 Months Ended
Dec. 31, 2025
Business segment information
Business segment information

2 Business segment information

The Group’s operating structure is organised around four global business units (Orthopaedics, Sports Medicine, ENT and Advanced Wound Management) and the chief operating decision maker monitors performance, makes operating decisions and allocates resources on a global business unit basis. Business unit presidents have responsibility for upstream marketing, driving product portfolio and technology acquisition decisions, full commercial responsibility and for the implementation of their business unit strategy globally. Accordingly, the Group consists of four operating segments.

The Group has concluded that Sports Medicine and ENT meet the aggregation criteria and therefore, these operating segments have been aggregated into a single operating segment. In applying the aggregation criteria prescribed by IFRS 8 Operating Segments, management made certain judgements pertaining to the economic indicators relating to these operating segments, including those relating to the similarities in the expected long-term market growth rates, the geographic and operational risks and the competitive landscape that these segments operate in. Therefore, in accordance with IFRS 8, the Group has three operating segments which are also reportable segments.

The Executive Committee (‘ExCo’) comprises the Chief Financial Officer (‘CFO’), the business unit presidents and certain heads of function, and is chaired by the Chief Executive Officer (‘CEO’). ExCo is the body through which the CEO uses the authority delegated to him by the Board of Directors to manage the operations and performance of the Group. All significant operating decisions regarding the allocation and prioritisation of the Group’s resources and assessment of the Group’s performance are made by ExCo, and while the members have individual responsibility for the implementation of decisions within their respective areas, it is at the ExCo level that these decisions are made. Accordingly, ExCo is considered to be the Group’s chief operating decision maker as defined by IFRS 8 Operating Segments.

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

In making decisions about the prioritisation and allocation of the Group’s resources, ExCo reviews financial information for the business units and determines the best allocation of resources to the business units. This information is prepared substantially on the same basis as the Group’s IFRS financial statements aside from the adjustments described in Note 2.2. In 2024, the Group changed the segment trading profit measure presented to the ExCo by allocating directly attributable corporate costs to business units. Financial information for corporate costs relating to centralised infrastructure costs, such as compliance and group functions, is presented on a Group-wide basis. The ExCo is not provided with total assets and liabilities by segment, and therefore these measures are not included in the disclosures below. The results of the segments are shown below.

2.1 Revenue by business segment and geography

Accounting policy

Revenue is recognised as the performance obligations to deliver products or services are satisfied and is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. Revenue is recognised primarily when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms, with some transfer of services taking place over time. Substantially all performance obligations are fulfilled within one year. There is no significant revenue associated with the provision of services. Payment terms to our customers are based on commercially reasonable terms for the respective markets while also considering a customer’s credit rating. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Sales returns are estimated based on historical sales and returns information. These estimates are reviewed regularly and adjusted as necessary. The Group maintains an estimated refund liability based upon the expected value method that is recorded as a reduction in revenue. Rebates primarily comprise chargebacks and other discounts granted to certain customers. Chargebacks are discounts that occur when a third-party purchases products from a wholesaler at its agreed price plus a mark-up. The wholesaler in turn charges the Group for the difference between the price initially paid by the wholesaler and the agreed price. The provision for chargebacks is based on expected sell-through levels by the Group’s wholesalers to such customers, as well as estimated wholesaler inventory levels.

The Group is applying the practical expedient in IFRS15.121 not to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied at the end of the reporting period as substantially all performance obligations are fulfilled within one year.

Orthopaedics and Sports Medicine & ENT (Ear, Nose & Throat)

Orthopaedics and Sports Medicine & ENT consists of the following businesses: Knee Implants, Hip Implants, Other Reconstruction, Trauma & Extremities, Sports Medicine Joint Repair, Arthroscopic Enabling Technologies and ENT. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Substantially all other revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services.

In general, our business in Established Markets is direct to hospitals and Ambulatory Surgery Centers, whereas in the Emerging Markets we generally sell through distributors.

Advanced Wound Management

Advanced Wound Management consists of the following businesses: Advanced Wound Care, Advanced Wound Bioactives and Advanced Wound Devices. Substantially all revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue, as explained above.

The majority of our Advanced Wound Management business, and in particular products used in community and homecare facilities, is through wholesalers and distributors. When control is transferred to a wholesaler or distributor, revenue is recognised accordingly. The proportion of sales direct to hospitals is higher in our Advanced Wound Devices business in Established Markets.

Segment revenue reconciles to statutory revenues from continuing operations as follows:

	2025	2024	2023
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,437	2,305	2,214
Sports Medicine & ENT	1,934	1,824	1,729
Advanced Wound Management	1,793	1,681	1,606
Revenue from external customers	6,164	5,810	5,549

Disaggregation of revenue:

The following table shows the disaggregation of Group revenue by product by and business unit:

	2025	2024[1]	2023
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	1,011	977	940
Hip Implants	641	619	599
Other Reconstruction	136	101	111
Trauma & Extremities	649	608	564
Orthopaedics	2,437	2,305	2,214
Sports Medicine Joint Repair	1,067	982	945
Arthroscopic Enabling Technologies	647	632	588
ENT (Ear, Nose and Throat)	220	210	196
Sports Medicine & ENT	1,934	1,824	1,729
Advanced Wound Care	766	735	725
Advanced Wound Bioactives	621	581	553
Advanced Wound Devices	406	365	328
Advanced Wound Management	1,793	1,681	1,606
Consolidated revenue from continuing operations	6,164	5,810	5,549

1 Robotics consumables revenue has been reclassified from Other Reconstruction to Knee and Hip implants.

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management business unit are sold to wholesalers and intermediaries, while products in the other business units are sold directly to hospitals, Ambulatory Surgery Centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives products, which are in general sold direct to hospitals and Ambulatory Surgery Centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors, including volatility in growth and outlook.

			2025			2024			2023
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	3,606	764	4,370	3,366	763	4,129	3,184	759	3,943
Advanced Wound Management	1,555	239	1,794	1,464	217	1,681	1,406	200	1,606
Total	5,161	1,003	6,164	4,830	980	5,810	4,590	959	5,549

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Sales are attributed to the country of destination. US revenue for 2025 was $3,306m (2024: $3,123m, 2023: $2,979m), UK revenue for 2025 was $246m (2024: $226m, 2023: $201m) and China revenue for 2025 was $128m (2024: $210m, 2023: $275m).

Contract assets and liabilities

The nature of our products and services do not generally give rise to contract assets as we do not typically incur costs to fulfil a contract before a product or service is provided to the customer. The Group generally satisfies performance obligations within one year from the contract inception date. There was no material revenue recognised in the current reporting period that related to carried-forward contract liabilities (deferred income) or performance obligations satisfied in the previous year. There is no material revenue that is likely to arise in future periods from unsatisfied performance obligations at the balance sheet date. Therefore, there are no associated significant accrued income and deferred income balances at 31 December 2025. The Group does not have any material contract assets and contract liabilities comprise rebates. The accrual for rebates at 31 December 2025 was $114m (2024: $106m) with $405m being recognised in revenue in 2025 (2024: $412m).

Major customers

No single customer generates revenue greater than 10% of the consolidated revenue.

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

2.2 Trading profit by business segment

The segment profit measure presented to the ExCo is the segment trading profit. The Group has identified the following items, where material, as those to be excluded from operating profit when arriving at segment trading profit: corporate costs; acquisition and disposal-related items; significant restructuring programmes; amortisation and impairment of acquisition intangibles; gains and losses arising from legal disputes; and other significant items. Further detail is provided below and in Notes 2.3, 2.4, 2.5 and 2.6.

In 2024, the Group changed the segment trading profit measure presented to the ExCo by allocating directly attributable corporate costs to business units except for corporate costs relating to centralised infrastructure costs, such as compliance and group functions. Accordingly, 2023 operating segment results have been restated for comparative purposes.

Segment trading profit is reconciled to the statutory measure below:

	2025	2024	2023
	$ million	$ million	$ million
Segment profit
Orthopaedics	363	265	251
Sports Medicine & ENT	461	437	394
Advanced Wound Management	447	399	372
Segment trading profit	1,271	1,101	1,017
Corporate costs[1]	(60)	(52)	(47)
Acquisition and disposal-related items[2]	(32)	(94)	(60)
Restructuring and rationalisation expenses	(47)	(123)	(220)
Amortisation and impairment of acquisition intangibles[2]	(176)	(187)	(207)
Legal and other[2]	(162)	12	(58)
Operating profit	794	657	425
Interest income	28	24	34
Interest expense	(140)	(145)	(132)
Other finance costs	(16)	(28)	(7)
Share of results of associates	113	(10)	(30)
Profit before taxation	779	498	290

1	Corporate costs include centralised infrastructure costs, such as compliance and group functions.
2	During 2025, the Group undertook a strategic review of its inventory portfolio and determined that certain product ranges would be phased out and simplified. As a result, the Group recognised an excess and obsolescence charge of $159m within legal and other items. During 2024, the Group announced its intention to close the Warwick manufacturing site that manufactures Birmingham Hip Resurfacing (BHR) products. As a result, a total of $68m of BHR assets and liabilities were written off, which mainly includes goodwill of $63m (included in acquisition and disposal-related items). During 2023, management evaluated the commercial viability of Engage products and concluded that they should be discontinued. A total of $109m of Engage’s assets and liabilities were written off as a result of this action, which includes goodwill of $84m (included in acquisition and disposal-related items), intangible assets of $37m (included in amortisation and impairment of acquisition intangibles), inventory of $21m (included in legal and other), partially offset by remeasurement of contingent consideration of $33m (included in acquisition and disposal-related items).

Depreciation and amortisation included in the segment profit is presented below:

	2025	2024	2023
	$ million	$ million	$ million
Depreciation and amortisation
Orthopaedics	227	213	194
Sports Medicine & ENT	105	98	97
Advanced Wound Management	69	62	56

2.3 Acquisition and disposal-related items

For the year ended 31 December 2025, costs primarily relate to charge relating to integration costs for prior year acquisitions and disposal of certain products.

For the year ended 31 December 2024, costs primarily relate to impairment of BHR goodwill, disposal of certain products and integration costs relating to CartiHeal.

For the year ended 31 December 2023, costs primarily relate to the acquisition of CartiHeal and impairment of Engage goodwill, partially offset by credits relating to remeasurement of deferred and contingent consideration for prior year acquisitions.

2.4 Restructuring and rationalisation costs

For the year ended 31 December 2025, 2024 and 2023, these costs include efficiency and productivity elements of the 12-Point Plan and the Operations and Commercial Excellence programme. These costs primarily consist of severance, business advisory services, asset write-offs, contractual terminations and integration and dual running costs.

2.5 Amortisation and impairment of acquisition intangibles

For the years ended 31 December 2025, 2024 and 2023, these costs relate to the amortisation and impairment of intangible assets acquired in material business combinations.

2.6 Legal and other

For the year ended 31 December 2025, the charge mainly relates to a $159m increase in the excess and obsolescence provision arising from the Group’s portfolio simplification initiatives introduced under the 12-Point Plan and further developed in 2025 through the Ortho360 operating model and new RISE strategy. These actions include the planned discontinuation and simplification of certain product ranges which will reduce the need for inventory and capital employed in the business, provide a simpler and more efficient offer to our customers, and will also allow us to focus on migrating them to our latest technology products. Legal and other also includes $9m reduction in the provision for ongoing metal-on-metal hip claims as a result of a decrease in the present value of the estimated costs to resolve all known and anticipated metal-on-metal hip claims, fully offset by legal expenses of $10m for ongoing metal-on-metal hip claims.

For the year ended 31 December 2024, the credit mainly relates to a $28m reduction in the provision for ongoing metal-on-metal hip claims as a result of a decrease in the present value of the estimated costs to resolve all known and anticipated metal-on-metal hip claims, partially offset by legal expenses for ongoing metal-on-metal hip claims.

For the year ended 31 December 2023, charges primarily relate to legal expenses for ongoing metal-on-metal hip claims partially offset by a decrease of $8m in the provision that reflects the decrease in the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims and by the release of a provision for an intellectual property dispute.

The years ended 31 December 2024 and 2023 also include costs for implementing the requirements of the EU Medical Device Regulation which came into effect in May 2021 with a transition period to May 2024.

2.7 Non-current assets by geography

The following table presents the non-current assets of the Group based on their location:

	2025	2024	2023
	$ million	$ million	$ million
United Kingdom	608	465	525
United States of America	3,426	3,517	3,692
Other	1,909	1,538	1,397
Total non-current assets of the consolidated Group[1]	5,943	5,520	5,614

1	Non-current assets exclude retirement benefit assets and deferred tax assets.